Subsequent Events (FY) (Details) $ / shares in Units, $ in Thousands, shares in Millions									1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 01, 2019 USD ($) $ / shares	Jul. 01, 2019 USD ($) $ / shares	Mar. 12, 2019 $ / shares shares	Mar. 01, 2019 USD ($) $ / shares	Feb. 14, 2019 USD ($) ft²	Feb. 01, 2019 USD ($) $ / shares	Jan. 19, 2019 USD ($) ft²	Jan. 02, 2019 USD ($) $ / shares	Aug. 31, 2019 $ / shares	Mar. 31, 2019 $ / shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares
Subsequent Event [Line Items]
Distribution rate | $ / shares											$ 0.17	$ 0.17	$ 0.34	$ 0.34	$ 0.67	$ 0.67	$ 0.67
Distributions reinvested											$ 17,240	$ 12,135	$ 34,958	$ 24,899	$ 44,071	$ 49,126	$ 58,872
Net cash distribution													60,787	37,819	80,728	74,198	$ 64,269
(Loss) gain on disposal of property, net											$ (1,266)	$ 985	$ 5,855	$ 985	$ 16,757	$ 1,760
Business Combination Contingent Consideration Arrangements Range Of Outcomes Units Low | shares															3.0
Business Combination Contingent Consideration Arrangements Range Of Outcomes Units High | shares															5.0
Business Combination, Contingent Consideration, Liability, Measurement Input | $ / shares															10.20
Subsequent Event
Subsequent Event [Line Items]
Business Combination Contingent Consideration Arrangements Range Of Outcomes Units High | shares			5.0
Subsequent Event | Maximum
Subsequent Event [Line Items]
Business Combination, Contingent Consideration, Liability, Measurement Input | $ / shares			11.20
Chief Executive Officer | Subsequent Event
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares			1.4
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			7 years
Chief Financial Officer | Subsequent Event
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares			0.7
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			5 years
Eastland Station | Subsequent Event
Subsequent Event [Line Items]
Sale price							$ 9,300
(Loss) gain on disposal of property, net							$ (97)
Square footage | ft²							150,772
Lovejoy Village Station | Subsequent Event
Subsequent Event [Line Items]
Sale price					$ 9,125
(Loss) gain on disposal of property, net					$ 1,189
Square footage | ft²					84,711
Dividend Declared | Subsequent Event
Subsequent Event [Line Items]
Distribution rate | $ / shares	$ 0.05583344	$ 0.05583344		$ 0.05583344		$ 0.05583344		$ 0.05583344	$ 0.05583344	$ 0.05583344
Dividend Paid | Subsequent Event
Subsequent Event [Line Items]
Gross amount of distribution paid	$ 18,118	$ 18,101		$ 18,018		$ 18,077		$ 18,055
Distributions reinvested	5,412	5,571		5,868		5,899		5,951
Net cash distribution	$ 12,706	$ 12,530		$ 12,150		$ 12,178		$ 12,104